Schedule of Bad Debt (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Bad debt expense	$ 5,019		$ 66,177	$ 48,610	$ 201,859	$ 2,054
General and Administrative Expense [Member]
Bad debt expense					$ 153,059